Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Due from Related Parties	The amount due from related parties consisted of the following:
		(Predecessor)	(Successor)
	Relationship with the	As of September 30,
Name	Company	2022	2023	2023
		HK $	HK	US$
Leung Tsz Him	CEO of our Company	1,343,240	—	—
Wittelsbach Group Holding Limited	Shareholder	—	51	6
Hanoverian International Group Limited	Shareholder	—	22	3
Zihua Shengshi Holding Group Limited	Shareholder	—	19	2
Tsang Chun Ho	Shareholder	—	3	1
Leung Ka Fai	Shareholder	—	3	1
XU Qinxiang	Shareholder	—	2	—
Fuchsia Capital Limited	Controlled by the Company’s Executive Director	—	683,438	87,275
		1,343,240	683,538	87,288

Schedule of Due to Related Parties	The amount due to related parties consisted of the following:
	Relationship with the	(Predecessor)	(Successor)
	Predecessor and	As of September 30,
Name	Successor	2022	2023	2023
		HK $	HK $	US$
Simplus IO Limited	Controlled by the Company’s CEO	1,065,569	—	—
Leung Tsz Him	CEO of our Company	—	216,308	27,623
Tsoi Tan Yee	CFO of our Company	—	236,652	30,221
		1,065,569	452,960	57,844

Schedule of Transactions with Related Parties	In addition, the Predecessor and Successor had the following transactions with related parties:
			(Predecessor)	(Successor)
	Relationship with the Predecessor and		For the year ended September 30,	From October 1, 2022 to October 11,	From October 12, 2022 to September 30,	Year ended September 30,
Name	Successor	Nature	2022	2023	2023	2023
			HK$		HK$	US$
ProAlgories Limited	Controlled by the Company’s CEO’s spouse	(System development service revenue)/ Management fee	400,000	—	110,000	14,047
Simplus IO Limited	Controlled by the Company’s CEO	Management fee	839,000	—	435,000	55,550
		Rental expenses	151,923	—	—	—
Fuchsia Capital Limited	Owned by the Company’s Executive Director	NFT-related services income	—	—	1,410,000	180,058
Rainbow Capital (HK) Limited	Owned by the Company’s CFO	Listing expenses	—	—	2,300,000	293,712